ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2023
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

5. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities consist of the following as of December 31:

	2023	2022

Incentive compensation	$2,069,000	$916,000
Accounts payable	5,620,000	2,558,000
Clinical project costs	1,252,000	1,637,000
Professional fees	153,000	359,000
Other	85,000	8,000
	$9,179,000	$5,478,000